Annual Total Returns[BarChart] - PIMCO Low Duration ESG Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.38%	6.00%	0.24%	0.82%	0.65%	1.51%	1.69%	0.31%	4.25%	3.30%